Others, Net - Additional Information (Detail) ¥ in Thousands	9 Months Ended
Sep. 30, 2020 CNY (¥)
Others Net [Line Items]
Value added tax exemption	¥ 29,469
Covid Nineteen Pandemic [Member] | Other Income [Member]
Others Net [Line Items]
Value added tax exemption	¥ 29,469